Principal activities, reorganization and reverse recapitalization, and basis of presentation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Jun. 30, 2009 China Blood Cord Services [Member]	Aug. 31, 2009 China Blood Cord Services [Member]	Nov. 30, 2012 China Stem Cells (South) Company Limited [Member] USD ($)	Nov. 30, 2012 China Stem Cells (South) Company Limited [Member] CNY	May 31, 2007 China Stem Cells (South) Company Limited [Member] CNY	Jun. 30, 2009 China Cord Blood Corp [Member] USD ($)	Nov. 30, 2012 China Cord Blood Corp [Member] USD ($)	Nov. 30, 2012 China Cord Blood Corp [Member] CNY	Dec. 31, 2010 China Cord Blood Corp [Member] CNY	Aug. 31, 2009 China Cord Blood Corp [Member]	Nov. 30, 2008 China Cord Blood Corp [Member]	Feb. 28, 2011 Group [Member] USD ($)	Feb. 28, 2011 Group [Member] CNY	Dec. 31, 2010 Zhejiang Lukou [Member] CNY
Subsidiary or Equity Method Investee [Line Items]
Shares issued or issuable in share exchange										54,345,104	7,314,015	7,314,015		3,506,136	57,851,240
Percentage of participating shareholder ordinary shares exchanged					100.00%
Percentage of participating shareholder ordinary redeemable shares exchanged					76.00%
Percentage of equity interest in subsidiary					93.94%				90.00%
Consideration received in stock transaction											$ 20,800
Percentage of ownership after transaction										91.70%
Percentage of non-participating shareholder shares exchanged						24.00%
Payments to acquire interest in subsidiary									30,949	328,790			45,000
Price per share of common stock										$ 6.05
Payment for repurchase of common stock	20,419	126,819	44,664	10,653			16,800
Proceeds from sale of equity											4,000	25,320
Gain (loss) on stock transactions							11,395	70,774			538	3,341
Ownership interest by noncontrolling owner																		10.00%
Percentage of shares repurchased							10.00%	10.00%
Contribution of property																		5,000
Payment for operating rights			80,188													$ 12,500	82,124